As filed with the Securities and Exchange Commission on November 18, 2019

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 316	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 320	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

With copies to:

John A. MacKinnon, Esq. Jesse C. Kean, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Janey Ahn, Esq. BlackRock Fund Advisors 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Master Investment Portfolio has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on November 18, 2019.

BLACKROCK FUNDS III (REGISTRANT) ON BEHALF OF
BLACKROCK LIFEPATH® INDEX 2065 FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	November 18, 2019
(John M. Perlowski)	(Principal Executive Officer)

/S/ NEAL J. ANDREWS	Chief Financial Officer	November 18, 2019
(Neal J. Andrews)	(Principal Financial and Accounting Officer)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

SUSAN J. CARTER*	Trustee
(Susan J. Carter)

COLLETTE CHILTON*	Trustee
(Collette Chilton)

NEIL A. COTTY*	Trustee
(Neil A. Cotty)

LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

HENRY R. KEIZER*	Trustee
(Henry R. Keizer)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)

MARK STALNECKER*	Trustee
(Mark Stalnecker)

KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

CLAIRE A. WALTON*	Trustee
(Claire A. Walton)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By: /S/ JANEY AHN		November 18, 2019
(Janey Ahn, Attorney-In-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on November 18, 2019.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF
LIFEPATH® INDEX 2065 MASTER PORTFOLIO

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	November 18, 2019
(John M. Perlowski)	(Principal Executive Officer)

/S/ NEAL J. ANDREWS	Chief Financial Officer	November 18, 2019
(Neal J. Andrews)	(Principal Financial and Accounting Officer)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

SUSAN J. CARTER*	Trustee
(Susan J. Carter)

COLLETTE CHILTON*	Trustee
(Collette Chilton)

NEIL A. COTTY*	Trustee
(Neil A. Cotty)

LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

HENRY R. KEIZER*	Trustee
(Henry R. Keizer)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)

MARK STALNECKER*	Trustee
(Mark Stalnecker)

KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

CLAIRE A. WALTON*	Trustee
(Claire A. Walton)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By: /S/ JANEY AHN		November 18, 2019
(Janey Ahn, Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase